Goodwill and other intangible assets, net (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Goodwill and other intangible assets, net (Textual)
Amortization of intangible assets	$ 65,815	$ 73,528	$ 95,493	$ 79,346